Minimum cash and minimum capital - Minimum capital (Parenthetical) (Details)	1 Months Ended
Dec. 31, 2023
Minimum Capital [Abstract]
Period of non compliance for lending to non financial sectors	15 days
Percentage On The Excess Relationship Due To Non Compliance	100.00%